Investments (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Total	$ 106,354
Unrealized losses on securities in a continuous unrealized loss position
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities	3.00%	2.00%
Percentage of gross unrealized losses in a continuous loss position for less than twelve months	77.00%	96.00%
Number of individual securities comprising total gross unrealized losses	96	151
Fixed maturity securities
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	100,533	192,850
Fair value of securities in a continuous unrealized loss position, 12 months or more	5,821	4,863
Fair value of securities in a continuous unrealized loss position, Total	106,354	197,713
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(2,328)	(3,606)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(429)	(100)
Unrealized losses on securities in a continuous unrealized loss position, Total	(2,757)	(3,706)
Fixed maturity securities | States, municipalities and political subdivisions
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	1,889	7,278
Fair value of securities in a continuous unrealized loss position, 12 months or more	0	0
Fair value of securities in a continuous unrealized loss position, Total	1,889	7,278
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(1)	(197)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0	0
Unrealized losses on securities in a continuous unrealized loss position, Total	(1)	(197)
Fixed maturity securities | Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	0	25,457
Fair value of securities in a continuous unrealized loss position, 12 months or more	526	520
Fair value of securities in a continuous unrealized loss position, Total	526	25,977
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	0	(331)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(12)	(24)
Unrealized losses on securities in a continuous unrealized loss position, Total	(12)	(355)
Fixed maturity securities | Corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	98,644	160,115
Fair value of securities in a continuous unrealized loss position, 12 months or more	5,295	4,343
Fair value of securities in a continuous unrealized loss position, Total	103,939	164,458
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(2,327)	(3,078)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(417)	(76)
Unrealized losses on securities in a continuous unrealized loss position, Total	(2,744)	(3,154)
Fixed maturity securities | Corporate | Industrial Sector
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(387)
Percentage of gross unrealized losses in a continuous loss position for twelve months or more	93.00%
Equity securities | Non-redeemable preferred stocks
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	1,417	38,711
Fair value of securities in a continuous unrealized loss position, 12 months or more	4,454	3,524
Fair value of securities in a continuous unrealized loss position, Total	5,871	42,235
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(14)	(1,970)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(259)	(116)
Unrealized losses on securities in a continuous unrealized loss position, Total	$ (273)	(2,086)